UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stuyvesant Capital Management Corp.
Address: 200 Business Park Drive, Suite 300A

         Armonk, NY  10504

13F File Number:  28-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald von Wedel
Title:     President
Phone:     914-730-9060

Signature, Place, and Date of Signing:

     /S/  Donald von Wedel     Armonk, NY     November 08, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $71,173 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     3514    56721 SH       Sole                    56721        0        0
ANNALY MTG MGMT INC            COM              035710409     1608   124200 SH       Sole                   124200        0        0
BARRICK GOLD CORP              COM              067901108     3650   125635 SH       Sole                   125635        0        0
CARLISLE COS INC               COM              142339100      820    12900 SH       Sole                    12900        0        0
CISCO SYS INC                  COM              17275R102     2968   165600 SH       Sole                   165600        0        0
COCA COLA CO                   COM              191216100     2414    55900 SH       Sole                    55900        0        0
CONOCOPHILLIPS                 COM              20825c104     5305    75884 SH       Sole                    75884        0        0
DIAMONDS TR                    UNIT SER 1       252787106      571     5400 SH       Sole                     5400        0        0
EL PASO CORP                   COM              28336L109      646    46480 SH       Sole                    46480        0        0
EXXON MOBIL CORP               COM              30231G102     2301    36206 SH       Sole                    36206        0        0
GERMANY FD INC                 COM              374143105       90    10361 SH       Sole                    10361        0        0
HCA INC                        COM              404119109     3992    83300 SH       Sole                    83300        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406      885    10896 SH       Sole                    10896        0        0
INCO LTD                       COM              453258402     1975    41709 SH       Sole                    41709        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      290     3620 SH       Sole                     3620        0        0
ISHARES INC                    MSCI HONG KONG   464286871     1878   138300 SH       Sole                   138300        0        0
ISHARES INC                    MSCI UTD KINGD   464286699     1375    72500 SH       Sole                    72500        0        0
ISHARES INC                    MSCI TAIWAN      464286731     1169    99800 SH       Sole                    99800        0        0
ISHARES INC                    MSCI JAPAN       464286848      235    19300 SH       Sole                    19300        0        0
KEMET CORP                     COM              488360108     1671   199350 SH       Sole                   199350        0        0
KIMBERLY CLARK CORP            COM              494368103     2536    42600 SH       Sole                    42600        0        0
MARATHON OIL CORP              COM              565849106      931    13500 SH       Sole                    13500        0        0
MERCK & CO INC                 COM              589331107     3003   110378 SH       Sole                   110378        0        0
NAVISTAR INTL CORP NEW         COM              63934E108     2435    75100 SH       Sole                    75100        0        0
NEW YORK CMNTY BANCORP INC     COM              649445103      753    45900 SH       Sole                    45900        0        0
ORACLE CORP                    COM              68389X105      394    31800 SH       Sole                    31800        0        0
PARKER DRILLING CO             COM              701081101      242    26100 SH       Sole                    26100        0        0
PFIZER INC                     COM              717081103     2897   116000 SH       Sole                   116000        0        0
PPL CORP                       COM              69351T106      228     7050 SH       Sole                     7050        0        0
ROWAN COS INC                  COM              779382100      500    14100 SH       Sole                    14100        0        0
SBC COMMUNICATIONS INC         COM              78387G103     2757   115027 SH       Sole                   115027        0        0
SOUTHERN CO                    COM              842587107      894    25000 SH       Sole                    25000        0        0
SPDR TR                        UNIT SER 1       78462F103      609     4950 SH       Sole                     4950        0        0
TECO ENERGY INC                COM              872375100     2504   138950 SH       Sole                   138950        0        0
TEMPLETON DRAGON FD INC        COM              88018T101      236    12050 SH       Sole                    12050        0        0
TIMKEN CO                      COM              887389104     3070   103620 SH       Sole                   103620        0        0
TRANSCANADA CORP               COM              89353d107      382    12500 SH       Sole                    12500        0        0
TRINITY INDS INC               COM              896522109     1470    36300 SH       Sole                    36300        0        0
UNISYS CORP                    COM              909214108      772   116200 SH       Sole                   116200        0        0
UNUMPROVIDENT CORP             COM              91529Y106      434    21150 SH       Sole                    21150        0        0
VERIZON COMMUNICATIONS         COM              92343v104      803    24568 SH       Sole                    24568        0        0
VIACOM INC                     CL B             925524308     1908    57800 SH       Sole                    57800        0        0
WAL MART STORES INC            COM              931142103     2432    55500 SH       Sole                    55500        0        0
WASHINGTON MUT INC             COM              939322103     1626    41461 SH       Sole                    41461        0        0